Quarterly Holdings Report
for

Fidelity Advisor® Overseas Fund

January 31, 2020

OS-QTLY-0320
1.813050.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
Australia - 0.2%
Insurance Australia Group Ltd.	55,268	$260
Lovisa Holdings Ltd.	22,364	165
National Storage (REIT) unit	238,666	342
realestate.com.au Ltd.	2,302	174

TOTAL AUSTRALIA		941

Austria - 0.5%
Erste Group Bank AG	54,900	2,019
Mayr-Melnhof Karton AG	2,600	358

TOTAL AUSTRIA		2,377

Bailiwick of Jersey - 1.1%
Experian PLC	77,100	2,684
Glencore Xstrata PLC	106,700	312
Sanne Group PLC	255,619	2,029

TOTAL BAILIWICK OF JERSEY		5,025

Belgium - 1.1%
KBC Groep NV	63,213	4,645
Bermuda - 1.9%
Credicorp Ltd. (United States)	10,100	2,086
Hiscox Ltd.	154,600	2,680
Hongkong Land Holdings Ltd.	35,900	191
IHS Markit Ltd.	39,901	3,147
SmarTone Telecommunications Holdings Ltd.	285,000	209

TOTAL BERMUDA		8,313

Brazil - 0.6%
IRB Brasil Resseguros SA	252,200	2,640
Canada - 1.0%
Constellation Software, Inc.	4,200	4,415
Cayman Islands - 0.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	10,000	2,066
SITC International Holdings Co. Ltd.	536,000	631
Value Partners Group Ltd.	645,000	347
ZTO Express (Cayman), Inc. sponsored ADR	21,200	460

TOTAL CAYMAN ISLANDS		3,504

China - 0.2%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	75,100	670
Yunnan Baiyao Group Co. Ltd. (A Shares)	30,763	379

TOTAL CHINA		1,049

Denmark - 1.6%
A.P. Moller - Maersk A/S Series A	251	283
DSV A/S	43,709	4,759
GN Store Nord A/S	5,900	293
Netcompany Group A/S (a)(b)	23,239	1,055
Scandinavian Tobacco Group A/S (b)	31,836	417
Vestas Wind Systems A/S	4,300	427

TOTAL DENMARK		7,234

Finland - 0.2%
Nokian Tyres PLC	14,300	386
UPM-Kymmene Corp.	12,900	408

TOTAL FINLAND		794

France - 10.9%
Altarea SCA	1,404	322
ALTEN	21,305	2,637
Amundi SA (b)	29,861	2,426
Capgemini SA	37,194	4,634
Danone SA	47,429	3,795
Edenred SA	54,569	2,953
Elior SA (b)	57,619	810
Kering SA	4,931	3,035
Legrand SA	31,900	2,561
LVMH Moet Hennessy Louis Vuitton SE	16,807	7,319
Natixis SA	117,557	498
Sanofi SA	65,400	6,307
SR Teleperformance SA	19,479	4,900
Total SA	118,031	5,747

TOTAL FRANCE		47,944

Germany - 7.7%
adidas AG	12,733	4,036
Bayer AG	40,925	3,284
Bertrandt AG	6,526	378
Delivery Hero AG (a)(b)	1,800	139
Deutsche Borse AG	23,984	3,911
Deutsche Post AG	91,856	3,217
Hannover Reuck SE	20,827	4,054
Instone Real Estate Group BV (a)(b)	15,911	412
JOST Werke AG (b)	6,740	254
MTU Aero Engines Holdings AG	8,500	2,587
SAP SE	55,797	7,267
Scout24 AG (b)	5,705	393
Vonovia SE	66,806	3,819

TOTAL GERMANY		33,751

Hong Kong - 1.7%
AIA Group Ltd.	703,300	6,969
Dah Sing Banking Group Ltd.	226,000	288
Dah Sing Financial Holdings Ltd.	90,800	326

TOTAL HONG KONG		7,583

India - 1.0%
HDFC Bank Ltd.	136,900	2,339
Reliance Industries Ltd.	93,200	1,833
Shriram Transport Finance Co. Ltd.	25,000	356

TOTAL INDIA		4,528

Indonesia - 0.5%
PT Astra International Tbk	1,089,900	503
PT Bank Rakyat Indonesia Tbk	5,933,000	1,929

TOTAL INDONESIA		2,432

Ireland - 2.8%
DCC PLC (United Kingdom)	40,109	3,248
Irish Residential Properties REIT PLC	146,400	269
Kerry Group PLC Class A	32,890	4,206
Kingspan Group PLC (Ireland)	40,544	2,502
United Drug PLC (United Kingdom)	206,243	2,044

TOTAL IRELAND		12,269

Italy - 1.4%
FinecoBank SpA	216,300	2,537
Recordati SpA	89,175	3,820

TOTAL ITALY		6,357

Japan - 15.4%
A/S One Corp.	8,300	752
AEON Financial Service Co. Ltd.	23,300	364
Arata Corp.	9,200	381
Astellas Pharma, Inc.	146,300	2,585
Daiichikosho Co. Ltd.	4,780	232
Elecom Co. Ltd.	33,800	1,363
GMO Internet, Inc.	25,300	485
Hoya Corp.	59,000	5,647
Iriso Electronics Co. Ltd.	35,000	1,325
Kao Corp.	52,900	4,219
Keyence Corp.	15,600	5,244
KH Neochem Co. Ltd.	86,900	1,870
Koshidaka Holdings Co. Ltd.	57,600	813
Miroku Jyoho Service Co., Ltd.	48,540	1,340
Nabtesco Corp.	16,730	479
Nakanishi, Inc.	11,740	209
Nitori Holdings Co. Ltd.	19,830	3,082
NOF Corp.	63,900	2,080
Olympus Corp.	178,520	2,884
Oracle Corp. Japan	21,400	1,852
ORIX Corp.	168,080	2,839
Otsuka Corp.	62,600	2,441
PALTAC Corp.	26,400	1,235
Paramount Bed Holdings Co. Ltd.	8,200	339
Persol Holdings Co., Ltd.	95,800	1,713
Recruit Holdings Co. Ltd.	103,440	4,032
Relo Group, Inc.	56,200	1,501
Renesas Electronics Corp. (a)	52,100	328
S Foods, Inc.	49,300	1,186
Shiseido Co. Ltd.	40,300	2,595
SMC Corp.	9,200	3,971
Subaru Corp.	22,400	560
Sundrug Co. Ltd.	10,680	362
Suzuki Motor Corp.	50,000	2,288
Tsuruha Holdings, Inc.	29,300	3,586
Welcia Holdings Co. Ltd.	22,920	1,259
Zozo, Inc.	21,100	351

TOTAL JAPAN		67,792

Kenya - 0.4%
Safaricom Ltd.	5,293,600	1,607
Korea (South) - 0.3%
LG Chemical Ltd.	4,134	1,149
Malta - 0.1%
Kambi Group PLC (a)	25,800	349
Mexico - 0.2%
Grupo Financiero Banorte S.A.B. de CV Series O	175,100	1,076
Netherlands - 8.0%
ASML Holding NV (Netherlands)	23,200	6,511
ASR Nederland NV	11,500	429
Euronext NV (b)	15,600	1,356
Heineken NV (Bearer)	39,900	4,351
Imcd NV	48,390	4,189
Intertrust NV (b)	22,624	403
Koninklijke Philips Electronics NV	106,530	4,879
Prosus NV (a)	11,100	803
QIAGEN NV (Germany) (a)	40,190	1,344
Unilever NV	127,100	7,417
Wolters Kluwer NV	46,300	3,488

TOTAL NETHERLANDS		35,170

New Zealand - 0.4%
EBOS Group Ltd.	125,928	1,933
Norway - 1.7%
Adevinta ASA Class B	147,875	1,804
Equinor ASA	162,140	2,946
Schibsted ASA:
(A Shares)	69,800	2,113
(B Shares)	8,199	234
Skandiabanken ASA (b)	33,092	252

TOTAL NORWAY		7,349

South Africa - 0.5%
Naspers Ltd. Class N	12,800	2,076
Spain - 0.9%
Amadeus IT Holding SA Class A	41,056	3,225
Prosegur Cash SA (b)	471,000	804

TOTAL SPAIN		4,029

Sweden - 4.8%
Addlife AB	67,184	2,045
AddTech AB (B Shares)	54,008	1,658
ASSA ABLOY AB (B Shares)	137,500	3,264
Dustin Group AB (b)	32,200	249
EQT AB (a)	140,100	1,780
Ericsson (B Shares)	64,700	509
Hexagon AB (B Shares)	52,000	2,837
HEXPOL AB (B Shares)	37,040	335
Indutrade AB	105,520	3,810
Securitas AB (B Shares)	26,000	410
Svenska Handelsbanken AB (A Shares)	308,400	3,021
Swedbank AB (A Shares)	45,400	699
Swedish Match Co. AB	6,200	351

TOTAL SWEDEN		20,968

Switzerland - 9.9%
Alcon, Inc. (a)	41,700	2,458
Julius Baer Group Ltd.	72,240	3,610
Lonza Group AG	12,431	5,113
Nestle SA (Reg. S)	92,060	10,154
Roche Holding AG (participation certificate)	33,226	11,141
Sika AG	23,285	4,194
Sonova Holding AG Class B	10,690	2,684
Swiss Re Ltd.	36,250	4,102

TOTAL SWITZERLAND		43,456

Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	315,300	3,234
United Kingdom - 14.3%
Aggreko PLC	34,279	349
AstraZeneca PLC (United Kingdom)	8,100	792
Beazley PLC	341,600	2,443
BP PLC	148,594	895
Cineworld Group PLC	400,695	938
Close Brothers Group PLC	11,798	221
Compass Group PLC	186,778	4,618
Cranswick PLC	53,841	2,540
Dechra Pharmaceuticals PLC	41,220	1,548
Diageo PLC	176,000	6,960
Diploma PLC	73,872	1,900
Hilton Food Group PLC	103,945	1,449
InterContinental Hotel Group PLC	38,055	2,344
Intertek Group PLC	38,059	2,895
James Fisher and Sons PLC	48,777	1,269
John Wood Group PLC	26,170	130
JTC PLC (b)	136,300	772
Keywords Studios PLC	19,900	324
Lloyds Banking Group PLC	879,466	657
London Stock Exchange Group PLC	51,230	5,294
M&G PLC (a)	75,108	238
Mondi PLC	107,200	2,188
Prudential PLC	197,209	3,506
RELX PLC (London Stock Exchange)	158,600	4,216
Rentokil Initial PLC	535,100	3,300
Rightmove PLC	33,000	287
Rotork PLC	22,343	90
Sabre Insurance Group PLC (b)	150,381	613
Smith & Nephew PLC	111,400	2,680
St. James's Place Capital PLC	31,360	474
Standard Life PLC	125,061	498
The Weir Group PLC	9,891	176
Ultra Electronics Holdings PLC	61,109	1,822
Unilever PLC	15,696	936
Victrex PLC	59,570	1,743
Volution Group PLC	516,500	1,651

TOTAL UNITED KINGDOM		62,756

United States of America - 6.1%
Alphabet, Inc. Class C (a)	1,283	1,840
Becton, Dickinson & Co.	9,300	2,559
Black Knight, Inc. (a)	34,200	2,289
Boston Scientific Corp. (a)	58,900	2,466
Global Payments, Inc.	17,289	3,379
Hologic, Inc. (a)	38,100	2,039
International Flavors & Fragrances, Inc.	13,900	1,822
Marsh & McLennan Companies, Inc.	34,700	3,882
Moody's Corp.	3,730	958
NICE Systems Ltd. sponsored ADR (a)	11,182	1,927
Roper Technologies, Inc.	6,600	2,519
S&P Global, Inc.	3,303	970

TOTAL UNITED STATES OF AMERICA		26,650

TOTAL COMMON STOCKS
(Cost $354,526)		435,395

Nonconvertible Preferred Stocks - 0.0%
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)
(Cost $2)	1,688,522	2

Investment Companies - 0.4%
United States of America - 0.4%
iShares MSCI Japan ETF
(Cost $1,594)	30,300	1,750

Money Market Funds - 1.3%
Fidelity Cash Central Fund 1.58% (c)
(Cost $5,569)	5,568,054	5,569
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $361,691)		442,716
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,632)
NET ASSETS - 100%		$440,084

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,355,000 or 2.4% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$19
Fidelity Securities Lending Cash Central Fund	8
Total	$27

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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